Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Lessee, Operating Leases, Supplemental Balance Sheet Information [Table Text Block]
	December 31,
	2024	2023
	A$	A$
Operating lease right-of-use assets:
Non-current	2,468,019	2,662,885
Operating lease liabilities:
Current	900,402	825,475
Non-current	2,365,667	3,179,294
Weighted average remaining lease terms (in years)	6.0	6.3
Weighted average discount rate	4.8%	4.8%

Lease, Cost [Table Text Block]
	Year Ended December 31,
	2024	2023
	A$	A$
Fixed payment operating lease expense	421,159	805,481
Short-term lease expense	5,402	0
Sub-lease income	146,858	133,900

Lessee, Operating Lease, Income Statement Information [Table Text Block]
	Year Ended December 31,
	2024	2023
	A$	A$
Cost of services	16,527	39,601
Research and development	20,365	138,340
Selling, general and administrative	384,267	627,540
	421,159	805,481

Lessee, Operating Lease, Supplemental Cash Flow Information [Table Text Block]
	Year Ended December 31,
	2024	2023
	A$	A$
Operating cash outflows from operating leases	996,703	979,387
	Year Ended December 31,
	2024	2023
	A$	A$
Right-of-use assets obtained in exchange for lease liabilities	0	28,353
Right-of-use asset modifications	0	0

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
	December 31,
	2024	2023
	A$	A$
1 year	1,022,251	488,262
2 years	407,413	998,418
3 years	416,427	1,022,251
4 years	418,875	407,413
5 years	428,300	416,427
Thereafter	960,633	1,807,808
Total future lease payments	3,653,899	5,140,579
Less: imputed interest	(387,830)	(1,135,810)
Total operating lease liabilities	3,266,069	4,004,769
Current	900,402	825,475
Non-current	2,365,667	3,179,294